Long-Term Investments - Additional Information (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2018 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Summary Of Investment Holdings [Line Items]
Carrying value of equity investments		¥ 152,000,000		¥ 120,000,000
Unrealized gains (upward adjustment)		0		0	¥ 0
Cumulative impairment charges		176,000,000
Impairment related to investments without readily determinable fair value recognized		0		92,300,000	0
Equity method investments		13,800,000		15,800,000
Loss from equity method investments		(2,400,000)	$ (331)	(1,475,000)	(4,081,000)
Expected credit loss		0		0	¥ 36,900,000
Carrying amount of held-to-maturity debt investments		119,000,000		119,000,000
Debt investment principle amount	¥ 120,000,000
Maturity term	2026-07
Interest income		¥ 0		¥ 0